Debt - Principal amount, discount and interest rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Oct. 31, 2020	Jun. 30, 2018	Apr. 30, 2018
Disclosure of detailed information about borrowings [line items]
Debt instruments issued					$ 1,000,000
Exchangeable Notes, net
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	$ 0	$ 348,799
Effective interest rate	4.83%	4.83%
Contractual interest expense	$ 0	$ 4,859
Amortization of debt discount	3,224	102,673
Amortization of issuance cost	148	4,703
Exchangeable Notes, net | Principal amount
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	0	352,171		$ 1,000,000
Exchangeable Notes, net | Unamortized debt discount
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	0	(3,224)
Exchangeable Notes, net | Unamortized issuance cost
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	0	$ (148)
Term Loan Facility Due October 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	999,419		$ 1,000,000
Term Loan Facility Due October 2025 | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	1,000,000
Term Loan Facility Due October 2025 | Unamortized issuance cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ (581)